Long-Term Debt (Narrative) (Details) (USD $)				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 11.25% Priority Guarantee Notes [Member]	Mar. 31, 2013 Clear Channel Senior Notes, 5.75% [Member]	Mar. 31, 2013 Term Loan A [Member]	Mar. 31, 2013 Receivables Based Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount				$ 312,100,000
Stated interest rate			11.25%	5.75%
Market value	19,200,000,000	18,600,000,000
Accrued interest payment terms			bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, beginning on September 1, 2013
Weighted average interest rate	6.90%	6.70%
Borrowings during the period						269,500,000
Payment Terms [Abstract]
Redemption percentage of face value before redemption date			100.00%
Redemption date			March 1, 2016
Percentage of aggregate principal redeemable			40.00%
Redemption percentage of face value after redemption date			111.25%
Voluntary Debt Prepayment					846,900,000
Loss on extinguishment of debt as a result of write=off of degerred debt issuance costs					3,900,000
Portion of debt held by subsidiary				$ 187,900,000